Operating Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Research and development expenses	SFr 14,909	SFr 16,465	SFr 29,680	SFr 27,321
General and administrative expenses	6,120	6,265	11,608	10,959
Operating expenses	21,029	22,730	41,288	38,280
Personnel Expense
Disclosure of operating segments [line items]
Research and development expenses	4,834	3,306	9,182	5,042
General and administrative expenses	3,730	2,971	6,587	5,207
Operating expenses	8,564	6,277	15,769	10,249
Payroll
Disclosure of operating segments [line items]
Research and development expenses	2,319	1,226	4,766	2,511
General and administrative expenses	1,705	1,752	3,833	3,298
Operating expenses	4,024	2,978	8,599	5,809
Share-based Compensation
Disclosure of operating segments [line items]
Research and development expenses	2,515	2,080	4,416	2,531
General and administrative expenses	2,025	1,219	2,754	1,909
Operating expenses	4,540	3,299	7,170	4,440
Other Operating Expenses
Disclosure of operating segments [line items]
Research and development expenses	10,075	13,159	20,498	22,279
General and administrative expenses	2,390	3,294	5,021	5,752
Operating expenses	12,465	16,453	25,519	28,031
External Service Providers
Disclosure of operating segments [line items]
Research and development expenses	9,756	12,987	19,943	21,958
General and administrative expenses	1,701	2,242	3,768	4,058
Operating expenses	11,457	15,229	23,711	26,016
Other Operating Expenses
Disclosure of operating segments [line items]
Research and development expenses	238	108	398	202
General and administrative expenses	657	1,027	1,174	1,651
Operating expenses	895	1,135	1,572	1,853
Depreciation expense
Disclosure of operating segments [line items]
Research and development expenses	81	64	157	119
General and administrative expenses	32	25	79	43
Operating expenses	SFr 113	SFr 89	SFr 236	SFr 162